Loans and borrowings (Details 1) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 17,939
Estimated future interest payments	9,337
Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	323
Estimated future interest payments	989
Second Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	1,700
Estimated future interest payments	930
Third Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	986
Estimated future interest payments	882
Fourth Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	3,457
Estimated future interest payments	844
Later Than Four Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	3,582
Estimated future interest payments	1,791
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	7,891
Estimated future interest payments	$ 3,901